Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2025	2024
Accounts receivable	$7,489	$90,852
Allowance for expected credit loss	(7,489)	(10,265)
Accounts receivable, net	$-	$80,587

Schedule of Movement of the Allowance for Expected Credit Loss

The movement of the allowance for expected credit loss is as follows:

	For the years ended December 31,
	2025	2024	2023
Balance as of the beginning of the year	$(10,265)	$(7,299)	$-
Addition	-	(3,288)	(7,172)
Reversal	3,363	-	-
Exchange difference	(587)	322	(127)
Balance as of the end of the year	$(7,489)	$(10,265)	$(7,299)